Short-Term Borrowings (Details)		9 Months Ended	12 Months Ended
	Aug. 15, 2020 TWD ($)	Sep. 30, 2024 USD ($)	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Disclosure of detailed information about borrowings [line items]
Aggregate of issued convertible promissory notes	$ 20,690,000
Short-term borrowing plus accumulated interest totaled			$ 237,331	$ 44,036	$ 28,439
Transfer warrants (in Shares) | shares			5,217
Exercise price per share (in Dollars per share) | $ / shares			$ 230
Loan repayable				$ 1,200,000
Bottom of Range [Member]
Disclosure of detailed information about borrowings [line items]
Loan repayable extended period			1 month
Top of Range [Member]
Disclosure of detailed information about borrowings [line items]
Loan repayable extended period			3 months
Convertible Promissory Notes [Member]
Disclosure of detailed information about borrowings [line items]
Aggregate of issued convertible promissory notes		$ 1,725,471
Short-term borrowing plus accumulated interest totaled		$ 509,041